PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Aerospace & Defense 1.3%
Curtiss-Wright Corp.	2,835	$284,351
Maxar Technologies, Inc.	49,661	748,391
Mercury Systems, Inc.*	7,050	629,918
Northrop Grumman Corp.	15,412	5,166,102
Raytheon Technologies Corp.	65,620	4,233,802
		11,062,564
Air Freight & Logistics 0.1%
Air Transport Services Group, Inc.*	24,563	529,087
Hub Group, Inc. (Class A Stock)*	14,498	678,072
		1,207,159
Auto Components 0.1%
Stoneridge, Inc.*	50,552	1,040,360
Automobiles 1.5%
Tesla, Inc.*(a)	14,110	11,781,850
Winnebago Industries, Inc.(a)	15,113	822,147
		12,603,997
Banks 6.2%
Ameris Bancorp	62,509	1,514,593
Atlantic Union Bankshares Corp.	60,484	1,400,205
Bank of America Corp.	274,667	6,624,968
BankUnited, Inc.	109,492	2,023,412
Brookline Bancorp, Inc.	50,056	465,521
Byline Bancorp, Inc.	84,290	1,024,124
Citigroup, Inc.	109,203	5,231,916
East West Bancorp, Inc.(a)	65,134	2,276,433
Enterprise Financial Services Corp.	23,897	701,855
First Bancorp	74,227	1,886,850
First Financial Bancorp	47,742	634,491
First Foundation, Inc.	45,545	678,621
Hilltop Holdings, Inc.	53,360	997,298
International Bancshares Corp.	42,530	1,309,073
JPMorgan Chase & Co.	106,475	10,361,082
Pacific Premier Bancorp, Inc.	48,303	1,044,311
Pinnacle Financial Partners, Inc.	55,386	2,207,132
PNC Financial Services Group, Inc. (The)	48,769	5,561,617
Renasant Corp.	58,802	1,418,304

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Truist Financial Corp.	126,851	$4,665,580
United Community Banks, Inc.	31,283	611,583
Wintrust Financial Corp.	31,926	1,352,385
		53,991,354
Beverages 0.5%
PepsiCo, Inc.	34,428	4,529,003
Biotechnology 3.0%
ACADIA Pharmaceuticals, Inc.*(a)	11,321	562,427
Agios Pharmaceuticals, Inc.*(a)	15,076	780,032
Amicus Therapeutics, Inc.*(a)	167,988	2,095,650
Apellis Pharmaceuticals, Inc.*	45,790	1,542,665
Arena Pharmaceuticals, Inc.*(a)	12,850	768,045
BioMarin Pharmaceutical, Inc.*	31,926	3,401,715
Emergent BioSolutions, Inc.*(a)	33,301	2,780,301
Immunomedics, Inc.*(a)	71,520	2,402,357
Ligand Pharmaceuticals, Inc.*(a)	5,493	557,924
Mirati Therapeutics, Inc.*(a)	11,603	1,150,902
Natera, Inc.*	70,769	3,103,221
Turning Point Therapeutics, Inc.*(a)	11,561	800,599
Vertex Pharmaceuticals, Inc.*	20,216	5,821,399
		25,767,237
Building Products 1.1%
Armstrong World Industries, Inc.	5,078	382,830
Builders FirstSource, Inc.*	61,853	1,287,161
JELD-WEN Holding, Inc.*(a)	60,296	821,835
Johnson Controls International PLC	137,002	4,303,233
Trex Co., Inc.*(a)	13,703	1,646,004
UFP Industries, Inc.	13,908	636,013
		9,077,076
Capital Markets 2.1%
Artisan Partners Asset Management, Inc. (Class A Stock)	52,961	1,534,280
Brightsphere Investment Group, Inc.	149,904	1,251,699
Cohen & Steers, Inc.(a)	9,914	630,035
Federated Hermes, Inc.	42,983	951,644
Goldman Sachs Group, Inc. (The)	32,617	6,408,914
Houlihan Lokey, Inc.	21,452	1,297,417
Moelis & Co. (Class A Stock)(a)	47,402	1,594,129
S&P Global, Inc.	10,032	3,260,601

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Sculptor Capital Management, Inc.	9,960	$124,898
Stifel Financial Corp.	29,872	1,425,193
		18,478,810
Chemicals 1.8%
FMC Corp.	55,465	5,458,311
Linde PLC (United Kingdom)	38,532	7,796,565
PolyOne Corp.	105,738	2,620,187
		15,875,063
Commercial Services & Supplies 0.6%
Herman Miller, Inc.	21,665	498,729
Mobile Mini, Inc.	105,002	3,364,264
Steelcase, Inc. (Class A Stock)	117,966	1,366,046
		5,229,039
Construction & Engineering 0.4%
EMCOR Group, Inc.	8,546	543,098
Great Lakes Dredge & Dock Corp.*	307,094	2,846,762
		3,389,860
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*(a)	193,998	2,946,830
Consumer Finance 0.7%
Capital One Financial Corp.	51,197	3,483,444
SLM Corp.	347,968	2,637,597
		6,121,041
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	23,753	794,775
WW International, Inc.*	18,123	433,140
		1,227,915
Diversified Telecommunication Services 1.4%
Bandwidth, Inc. (Class A Stock)*(a)	38,633	4,282,468

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Cogent Communications Holdings, Inc.	7,132	$545,741
Verizon Communications, Inc.	124,868	7,164,926
		11,993,135
Electric Utilities 1.0%
American Electric Power Co., Inc.	97,521	8,313,665
Portland General Electric Co.	13,744	647,480
		8,961,145
Electrical Equipment 0.5%
Atkore International Group, Inc.*	48,891	1,312,234
Emerson Electric Co.(a)	52,340	3,193,787
		4,506,021
Electronic Equipment, Instruments & Components 0.7%
Itron, Inc.*	15,391	991,488
Littelfuse, Inc.	1,545	251,047
Methode Electronics, Inc.	49,074	1,538,470
nLight, Inc.*	69,384	1,495,919
Tech Data Corp.*	5,435	740,465
Vishay Intertechnology, Inc.	44,840	729,098
		5,746,487
Energy Equipment & Services 0.1%
Cactus, Inc. (Class A Stock)	59,705	1,139,171
Entertainment 2.2%
Netflix, Inc.*	32,268	13,543,847
Walt Disney Co. (The)	47,616	5,585,357
		19,129,204
Equity Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	30,677	7,919,881
Columbia Property Trust, Inc.	88,941	1,132,219
Cousins Properties, Inc.	56,764	1,766,496
First Industrial Realty Trust, Inc.	38,088	1,442,774
Gaming & Leisure Properties, Inc.	36,620	1,264,855
Independence Realty Trust, Inc.(a)	231,188	2,286,449
iStar, Inc.	82,284	899,364
Lexington Realty Trust	163,617	1,590,357

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Storage Affiliates Trust	40,943	$1,228,700
NexPoint Residential Trust, Inc.	27,580	882,008
Piedmont Office Realty Trust, Inc. (Class A Stock)	97,090	1,619,461
QTS Realty Trust, Inc. (Class A Stock)	46,029	3,157,589
Terreno Realty Corp.	13,709	701,764
		25,891,917
Food & Staples Retailing 2.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	35,548	1,279,728
Costco Wholesale Corp.	19,577	6,038,917
Performance Food Group Co.*	100,760	2,685,254
Sprouts Farmers Market, Inc.*	60,887	1,530,091
Walmart, Inc.	65,969	8,184,114
		19,718,104
Food Products 1.9%
Adecoagro SA (Brazil)*	148,188	638,690
Conagra Brands, Inc.(a)	96,875	3,370,281
Darling Ingredients, Inc.*	159,785	3,724,589
Freshpet, Inc.*	21,107	1,629,038
Mondelez International, Inc. (Class A Stock)	127,365	6,638,264
		16,000,862
Gas Utilities 0.2%
New Jersey Resources Corp.	14,559	511,312
ONE Gas, Inc.	7,998	671,592
Spire, Inc.	7,611	554,994
		1,737,898
Health Care Equipment & Supplies 1.6%
Alcon, Inc. (Switzerland)*	5,733	364,275
Haemonetics Corp.*	8,844	970,010
Integra LifeSciences Holdings Corp.*	25,273	1,316,976
Nevro Corp.*(a)	5,810	729,736
Novocure Ltd.*	13,296	896,549
OraSure Technologies, Inc.*	42,363	615,958
Quidel Corp.*	7,312	1,279,600
Silk Road Medical, Inc.*	35,685	1,365,665

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Tandem Diabetes Care, Inc.*(a)	26,809	$2,229,168
Zimmer Biomet Holdings, Inc.(a)	29,982	3,787,926
		13,555,863
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*(a)	49,676	1,421,231
Amedisys, Inc.*	7,106	1,364,707
AMN Healthcare Services, Inc.*(a)	15,965	708,208
Brookdale Senior Living, Inc.*	129,561	474,193
Cigna Corp.	21,504	4,243,169
Guardant Health, Inc.*	7,133	644,752
HealthEquity, Inc.*	19,355	1,199,429
Laboratory Corp. of America Holdings*	31,851	5,584,117
Select Medical Holdings Corp.*	91,801	1,481,668
		17,121,474
Health Care Technology 1.5%
Inovalon Holdings, Inc. (Class A Stock)*	35,291	664,177
Inspire Medical Systems, Inc.*	16,212	1,321,926
Livongo Health, Inc.*	76,796	4,602,384
Phreesia, Inc.*	35,205	1,032,211
Tabula Rasa HealthCare, Inc.*(a)	22,512	1,202,816
Teladoc Health, Inc.*(a)	23,358	4,065,694
		12,889,208
Hotels, Restaurants & Leisure 1.5%
Jack in the Box, Inc.	28,079	1,881,855
McDonald’s Corp.	18,056	3,364,194
Penn National Gaming, Inc.*(a)	81,076	2,660,103
Planet Fitness, Inc. (Class A Stock)*	19,382	1,252,659
Wingstop, Inc.	32,191	3,925,692
		13,084,503
Household Durables 0.8%
D.R. Horton, Inc.	67,055	3,708,142
KB Home(a)	51,502	1,703,686
Taylor Morrison Home Corp.*(a)	29,138	563,238
TRI Pointe Group, Inc.*	78,667	1,126,511
		7,101,577

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.8%
Procter & Gamble Co. (The)	59,790	$6,930,857
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	70,984	3,627,992
Insurance 2.4%
Axis Capital Holdings Ltd.	23,396	878,286
Chubb Ltd.(a)	49,698	6,060,174
CNO Financial Group, Inc.	75,000	1,076,250
Employers Holdings, Inc.	18,051	539,544
Goosehead Insurance, Inc. (Class A Stock)*(a)	36,845	2,208,858
Marsh & McLennan Cos., Inc.(a)	38,947	4,125,266
MetLife, Inc.	139,639	5,028,401
ProSight Global, Inc.*	32,349	286,612
Selectquote, Inc.*	32,064	882,401
		21,085,792
Interactive Media & Services 4.7%
Alphabet, Inc. (Class A Stock)*	9,902	14,194,715
Alphabet, Inc. (Class C Stock)*	5,896	8,424,912
Facebook, Inc. (Class A Stock)*	53,951	12,143,831
Tencent Holdings Ltd. (China)	107,109	5,803,664
		40,567,122
Internet & Direct Marketing Retail 3.5%
Alibaba Group Holding Ltd. (China), ADR*	31,071	6,443,815
Amazon.com, Inc.*	9,487	23,170,764
PetMed Express, Inc.	21,956	792,612
		30,407,191
IT Services 6.8%
Adyen NV (Netherlands), 144A*	7,215	9,519,758
EVERTEC, Inc. (Puerto Rico)	27,696	806,507
KBR, Inc.	54,711	1,282,973
Limelight Networks, Inc.*	83,465	412,317
LiveRamp Holdings, Inc.*	26,109	1,316,677
ManTech International Corp. (Class A Stock)	6,105	474,603
Mastercard, Inc. (Class A Stock)	38,557	11,601,416
MAXIMUS, Inc.(a)	19,500	1,404,390
NIC, Inc.	24,951	600,321
PayPal Holdings, Inc.*	52,052	8,068,580
Perficient, Inc.*	37,245	1,267,820

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	15,785	$11,961,873
Visa, Inc. (Class A Stock)(a)	51,378	10,031,041
		58,748,276
Leisure Products 0.1%
Sturm Ruger & Co., Inc.	10,233	637,925
Life Sciences Tools & Services 1.0%
Illumina, Inc.*(a)	8,133	2,952,686
Luminex Corp.	23,630	736,311
Medpace Holdings, Inc.*(a)	9,725	902,674
NeoGenomics, Inc.*(a)	33,211	886,402
Repligen Corp.*	9,632	1,261,503
Syneos Health, Inc.*(a)	35,578	2,169,902
		8,909,478
Machinery 1.4%
Enerpac Tool Group Corp.	68,818	1,231,842
Federal Signal Corp.	36,112	1,052,304
Mueller Water Products, Inc. (Class A Stock)	187,179	1,748,252
Otis Worldwide Corp.	52,536	2,766,020
Rexnord Corp.(a)	119,777	3,605,288
Trinity Industries, Inc.(a)	85,184	1,701,124
		12,104,830
Media 0.2%
Cardlytics, Inc.*(a)	25,945	1,766,595
Metals & Mining 0.2%
Sandstorm Gold Ltd. (Canada)*	219,254	1,828,578
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	34,389	811,237
Multiline Retail 0.1%
Big Lots, Inc.	17,652	684,015
Multi-Utilities 0.9%
Avista Corp.	10,195	399,338
Black Hills Corp.	9,349	576,927

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Dominion Energy, Inc.	75,815	$6,445,033
NorthWestern Corp.	7,756	466,291
		7,887,589
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.(a)	82,035	7,522,610
ConocoPhillips(a)	85,484	3,605,715
Teekay Tankers Ltd. (Bermuda)*	33,245	577,798
WPX Energy, Inc.*(a)	284,996	1,615,927
		13,322,050
Paper & Forest Products 0.1%
Boise Cascade Co.	18,035	613,731
Schweitzer-Mauduit International, Inc.	19,489	592,271
		1,206,002
Personal Products 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	24,405	4,819,255
Pharmaceuticals 5.8%
AstraZeneca PLC (United Kingdom), ADR(a)	365,428	19,952,369
Bristol-Myers Squibb Co.	72,508	4,330,178
Eli Lilly & Co.	103,454	15,823,289
Horizon Therapeutics PLC*	107,069	5,431,610
Intersect ENT, Inc.*	75,795	845,114
Prestige Consumer Healthcare, Inc.*	53,574	2,260,823
Revance Therapeutics, Inc.*(a)	82,762	1,729,726
		50,373,109
Professional Services 0.5%
CBIZ, Inc.*	36,486	826,408
FTI Consulting, Inc.*	6,017	724,808
Huron Consulting Group, Inc.*	23,019	1,064,859
Korn Ferry	61,732	1,868,010
		4,484,085
Real Estate Management & Development 0.1%
Kennedy-Wilson Holdings, Inc.	62,814	880,652

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 2.2%
Saia, Inc.*	44,891	$4,867,980
TFI International, Inc. (Canada)	57,223	1,732,140
Uber Technologies, Inc.*	150,554	5,468,121
Union Pacific Corp.	39,273	6,670,912
		18,739,153
Semiconductors & Semiconductor Equipment 4.6%
Amkor Technology, Inc.*	73,703	779,778
Broadcom, Inc.	17,045	4,964,697
Brooks Automation, Inc.	40,965	1,637,371
Cirrus Logic, Inc.*	19,827	1,437,061
Inphi Corp.*(a)	39,606	4,977,286
Lattice Semiconductor Corp.*(a)	20,268	504,065
MaxLinear, Inc.*	36,452	631,349
Monolithic Power Systems, Inc.	10,278	2,155,810
NVIDIA Corp.	31,793	11,287,151
Power Integrations, Inc.	10,984	1,190,116
QUALCOMM, Inc.	40,737	3,294,809
Texas Instruments, Inc.	39,900	4,737,726
Tower Semiconductor Ltd. (Israel)*	87,007	1,749,711
		39,346,930
Software 11.2%
Adobe, Inc.*	27,932	10,798,511
Atlassian Corp. PLC (Class A Stock)*	14,800	2,742,440
Coupa Software, Inc.*(a)	29,479	6,706,767
Crowdstrike Holdings, Inc. (Class A Stock)*	40,518	3,557,886
CyberArk Software Ltd.*	19,259	1,998,699
Everbridge, Inc.*(a)	24,339	3,559,822
Globant SA (Argentina)*	6,969	977,123
HubSpot, Inc.*(a)	17,081	3,415,175
J2 Global, Inc.(a)	10,586	828,884
Microsoft Corp.	138,310	25,345,308
Model N, Inc.*	45,519	1,462,070
Proofpoint, Inc.*(a)	21,422	2,490,736
Q2 Holdings, Inc.*(a)	27,024	2,232,723
Qualys, Inc.*	4,877	562,416
RingCentral, Inc. (Class A Stock)*(a)	19,343	5,304,818
salesforce.com, Inc.*	61,867	10,813,733
SAP SE (Germany), ADR	41,098	5,264,654
Trade Desk, Inc. (The) (Class A Stock)*(a)	10,314	3,213,430

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Varonis Systems, Inc.*	25,541	$2,155,405
Workday, Inc. (Class A Stock)*	18,666	3,423,904
		96,854,504
Specialty Retail 2.9%
Advance Auto Parts, Inc.	16,096	2,242,495
Asbury Automotive Group, Inc.*	9,257	669,096
Boot Barn Holdings, Inc.*(a)	69,856	1,500,507
Buckle, Inc. (The)(a)	47,476	668,462
Five Below, Inc.*	14,378	1,504,658
Home Depot, Inc. (The)	24,500	6,087,760
Lowe’s Cos., Inc.	48,178	6,280,002
Monro, Inc.(a)	10,322	568,742
National Vision Holdings, Inc.*(a)	40,012	1,071,521
Ross Stores, Inc.	39,409	3,821,097
Zumiez, Inc.*	22,158	539,990
		24,954,330
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	79,995	25,433,610
Textiles, Apparel & Luxury Goods 1.8%
Kontoor Brands, Inc.(a)	32,356	473,045
Lululemon Athletica, Inc.*	32,522	9,759,689
NIKE, Inc. (Class B Stock)	51,752	5,101,712
		15,334,446
Thrifts & Mortgage Finance 0.4%
Axos Financial, Inc.*	29,038	633,028
Meta Financial Group, Inc.	37,444	678,485
PennyMac Financial Services, Inc.	13,706	460,248
Radian Group, Inc.	48,692	773,229
WSFS Financial Corp.	19,333	534,944
		3,079,934
Tobacco 0.1%
Universal Corp.	10,943	482,149
Trading Companies & Distributors 0.6%
BMC Stock Holdings, Inc.*	28,802	753,748

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
GMS, Inc.*	38,050	$779,645
United Rentals, Inc.*(a)	25,709	3,570,723
		5,104,116
Water Utilities 0.1%
American States Water Co.	5,614	460,404

Total Long-Term Investments (cost $580,020,033)		851,996,083

Short-Term Investments 17.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	14,399,356	14,399,356
PGIM Institutional Money Market Fund (cost $136,382,621; includes $136,320,916 of cash collateral for securities on loan)(b)(w)	136,450,697	136,464,342

Total Short-Term Investments (cost $150,781,977)		150,863,698

TOTAL INVESTMENTS 116.0% (cost $730,802,010)		1,002,859,781
Liabilities in excess of other assets (16.0)%		(138,285,761)

Net Assets 100.0%		$864,574,020

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,888,201; cash collateral of $136,320,916 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).